Provision For Income Tax - Schedule of Movement of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Deferred Tax [Abstract]
Balance at beginning of the year
Additions	174,620
Utilization
Exchange adjustment	295
Balance at end of the year	$ 174,915